RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS - Taxes to be recovered (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
IRRF	R$ 1,083,278	R$ 984,828
Acountable PIS/PASEP/COFINS	203,541	175,923
ICMS to be recovered	128,329	12,869
Other	59,514	42,641
Recoverable taxes	1,474,662	1,216,261
Noncurrent assets:
ICMS to be recovered	38,231	34,533
PIS/COFINS recoverable (a)	178,655	193,613
IR/CS	154,389
Others	49,095	37,659
Recoverable taxes	R$ 420,370	R$ 265,805